NON-CONTROLLING INTEREST - Disclosure of detailed information about non-controlling interests explanatory (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2012	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Disclosure Of Disclosure Of Non Controlling Interests [Line Items]
Loss allocated to non-controlling interests				$ 2,342
Accumulated non-controlling interests		$ 16,126	$ 15,451
Mnombo Wethu Consultants (Pty) Limited [Member]
Disclosure Of Disclosure Of Non Controlling Interests [Line Items]
Proportion of ownership and voting rights held by non-controlling interests		50.10%	50.10%
Loss allocated to non-controlling interests		$ 0	$ 0
Accumulated non-controlling interests		$ 7,064	$ 6,889
Waterberg JV Co. [Member]
Disclosure Of Disclosure Of Non Controlling Interests [Line Items]
Proportion of ownership and voting rights held by non-controlling interests	26.00%	63.05%	63.05%
Loss allocated to non-controlling interests		$ 0	$ 0
Accumulated non-controlling interests		$ 9,062	$ 8,562